Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 02, 2012
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica International Dividend Strategy Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment goal of the SunAmerica International Dividend Strategy Fund (the "International Dividend Strategy Fund" or the "Fund") is total return (including capital appreciation and current income).
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information - Sales Charge Reductions and Waivers" section on page 9 of the
Fund's Prospectus and in the "Additional Information Regarding Purchase of
Shares" section on page B-53 of the Fund's statement of additional information.
Class I shares are closed to new purchases.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 262% of the
		average value of its portfolio.	[1]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The amounts shown for Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) do not correlate to the ratios of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and do not include Acquired Fund Fees and Expenses. The amount shown for Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) for Class B exceeds the applicable contractual expense limitation set out in note 3 above, as it includes Acquired Fund Fees and Expenses. As stated in note 3 above, Acquired Fund Fees and Expenses are not included in the contractual expense limitations.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would
		be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's principal investment strategies are value and international investing.
The value oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally overlooked by the market.
The strategy of international investing involves investing substantially all of the Fund's assets in foreign (non-U.S.) securities ("foreign securities").

The principal investment technique of the Fund is to employ a "buy and hold"
strategy with approximately 50 to 100 high dividend yielding equity securities selected annually from the Morgan Stanley Capital International All Country
World Index ex-U.S. Index ("MSCI ACWI ex-U.S. Index"). At least 80% of the
Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

The Fund expects to invest primarily in common stocks, and to a lesser extent, preferred stocks, and may invest in companies of any size. In addition, the Fund is not limited in the amount it may invest in any one country, and its investments may include securities of emerging markets.

The selection criteria used by the Fund's portfolio managers to identify high dividend yielding equity securities from the MSCI ACWI ex-U.S. Index will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. The number of securities selected each year for inclusion in the Fund's portfolio will be determined at the discretion of the portfolio managers and will depend on, among other things, the impact the number of securities held is expected to have on the potential for overall dividend yield in the portfolio, as well as market conditions. The Fund intends to initially invest in approximately 50 securities. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the dividend yield criteria or when the value of a security becomes a disproportionately large percentage of the Fund's holdings, in the discretion of the portfolio managers.

The Fund will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The annual consideration of the securities that meet the selection criteria will take place on or about November 1, with the first annual consideration following the initial selection to occur on or about
November 1, 2013. Immediately after the Fund buys and sells securities in connection with the Fund's annual rebalancing, it will hold approximately an equal value of each of the 50 to 100 securities. For example, the Fund would invest about 1/50th of its assets in each of the securities that make up its portfolio if the Fund were to select 50 securities. Thereafter, when an investor purchases shares of the Fund, the Adviser will generally invest additional funds in the pre-selected securities based on each security's respective percentage of the Fund's assets at the time.

The Fund employs a strategy to hold securities between its annual rebalancing, even if there are adverse developments concerning a particular security, an industry, the economy or the stock market generally. Due to changes in the market value of the securities held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategy and principal investment techniques of the
Fund may be changed without shareholder approval. You will receive at least 60
		days' notice of any change to the 80% investment policy set forth above.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Fund invests significantly in equity securities. As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements. In addition, the performance of the Fund may be subject to greater fluctuation when a smaller number of securities are held by the Fund and thus, the Fund's risk may increase when it holds closer to 50 securities rather than closer to 100 securities. You should be aware that the performance of "value" stocks and "growth" stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

International Investing. When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets.

Small and Mid Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Disciplined Strategy. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure, the
Fund may be more susceptible to general market declines than other mutual funds.

Preferred Stock. The value of preferred stock will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stock is also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock is inherently more risky than the bonds and other debt instruments of the issuer, but typically less risky than its common stock. Preferred stock may be significantly less liquid than many other
		securities, such as U.S. Government securities, corporate debt and common stock.
Risk, Lose Money	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION	[2]
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the
MSCI ACWI ex-U.S. Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or
		can be obtained by phone at 800-858-8850, ext. 6003.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns to those of the MSCI ACWI ex-U.S. Index, a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-858-8850, ext. 6003
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sunamericafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	INTERNATIONAL DIVIDEND STRATEGY FUND (Class A)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the 10-year period shown in the Bar Chart, the
highest return for a quarter was 26.57% (quarter ended
June 30, 2009) and the lowest return for a quarter was
		-26.18% (quarter ended December 31, 2008).
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other
		classes will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2011)
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | MSCI All Country World (ACWI) ex-U.S. Index (Gross)
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World (ACWI) ex-U.S. Index (Gross)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.48%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.76%
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	2.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0005	[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.80%	[4],[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,119
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,514
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	747
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,119
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,514
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,616
Annual Return 2002	rr_AnnualReturn2002	(18.08%)
Annual Return 2003	rr_AnnualReturn2003	37.19%
Annual Return 2004	rr_AnnualReturn2004	15.60%
Annual Return 2005	rr_AnnualReturn2005	19.69%
Annual Return 2006	rr_AnnualReturn2006	21.91%
Annual Return 2007	rr_AnnualReturn2007	15.07%
Annual Return 2008	rr_AnnualReturn2008	(49.27%)
Annual Return 2009	rr_AnnualReturn2009	36.67%
Annual Return 2010	rr_AnnualReturn2010	4.46%
Annual Return 2011	rr_AnnualReturn2011	(16.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions (Class A)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(8.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.07%
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares (Class A)	[9]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.52%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.04%
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.63%
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0007	[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.56%	[4],[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,560
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,722
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	259
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,722
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.94%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.28%
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.56%
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	0.0005	[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.51%	[4],[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	354
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	792
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,356
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,891
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	792
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,356
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,891
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(7.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.12%
SunAmerica International Dividend Strategy Fund (Prospectus Summary) | SunAmerica International Dividend Strategy Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.72%
Fee Waivers and/or Expense Reimbursement/(Recoupment)	ck0000799084_FeeWaiverOrReimbursementAndRecoupmentsOverAssets	(0.0008)	[5],[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.80%	[4],[6],[7],[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	979
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,126
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	568
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	979
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,126
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(16.53%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.90%

[1]	Effective July 2, 2012, the name of the Fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund's investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The portfolio turnover rate shown above reflects the Fund's portfolio turnover rate while it was managed as an international equity fund and accordingly, does not necessarily reflect the portfolio turnover rate of the Fund as managed in accordance with its current investment strategy and techniques.
[2]	Effective July 2, 2012, the name of the Fund was changed to the SunAmerica International Dividend Strategy Fund and certain corresponding changes were made to the Fund's investment strategy and techniques. Prior to this date, the Fund was managed as an international equity fund and employed a different strategy. The performance shown represents the performance of the Fund prior to its change to the SunAmerica International Dividend Strategy Fund. Accordingly, this performance information does not reflect the management of the Fund in accordance with its current investment strategy and techniques.
[3]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-9 of the Prospectus for more information about the CDSCs.
[4]	Pursuant to a Fee Waiver Agreement, SunAmerica Asset Management Corp. ("SunAmerica"or the "Adviser") is contractually obligated to waive its advisory fee with respect to the Fund so that the aggregate advisory fee payable by the Fund to SunAmerica does not exceed an annual rate of 0.95% of average daily net assets. This Fee Waiver Agreement became effective on July 2, 2012 and will continue in effect until January 31, 2014, unless earlier terminated by the Board of Trustees, including a majority of the Independent Trustees.
[5]	Any waivers or reimbursements made by SunAmerica pursuant to the Expense Limitation Agreement are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 above. SunAmerica may not recoup any advisory fees waived with respect to the Fund pursuant to the Fee Waiver Agreement described in note 2 above.
[6]	The amounts shown for Fee Waivers and/or Expense Reimbursement/(Recoupment) and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) have been restated, as applicable, to reflect the current management fee waiver under the Fee Waiver Agreement described in note 2 above.
[7]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.90%, 2.55%, 2.55% and 1.80% for Class A, Class B, Class C and Class I shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees.
[8]	The amounts shown for Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) do not correlate to the ratios of expenses to average net assets provided in the Financial Highlights table which reflects the operating expenses of each Class and do not include Acquired Fund Fees and Expenses. The amount shown for Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement/(Recoupment) for Class B exceeds the applicable contractual expense limitation set out in note 3 above, as it includes Acquired Fund Fees and Expenses. As stated in note 3 above, Acquired Fund Fees and Expenses are not included in the contractual expense limitations.
[9]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.